Basis of Accounting (Tables)	9 Months Ended
Oct. 31, 2019
Basis Of Presentation [Abstract]
Disclosure of changes in accounting policy
The impact of the change in accounting policy to IFRS 16 discussed above on the comparatives to the unaudited condensed consolidated interim financial statements is disclosed in the following tables.

Impact on the Unaudited Condensed Consolidated Interim	Original Year ended January 31, 2019	Adjusted Year ended January 31, 2019	Impact
Statement of Financial Position	£000s	£000s	£000s
Non-current assets
Property, plant and equipment	616	1,540	924
Current assets
Trade and other receivables	13,547	13,491	(56)
Non-current liabilities
Lease liabilities	—	(647)	(647)
Current liabilities
Trade and other payables	(8,865)	(8,733)	132
Lease liabilities	—	(358)	(358)
Equity
Accumulated losses reserve	(76,092)	(76,097)	(5)

Impact on the Unaudited Condensed Consolidated Interim	Original Year ended January 31, 2018	Adjusted Year ended January 31, 2018	Impact
Statement of Financial Position	£000s	£000s	£000s
Non-current assets
Property, plant and equipment	809	2,067	1,258
Current assets
Trade and other receivables	11,134	11,087	(47)
Non-current liabilities
Lease liabilities	—	(962)	(962)
Current liabilities
Trade and other payables	(8,932)	(8,825)	107
Lease liabilities	—	(324)	(324)
Equity
Accumulated losses reserve	(93,957)	(93,925)	32

Impact on the Unaudited Condensed Consolidated Interim	Original Three months ended October 31, 2018	Adjusted Three months ended October 31, 2018	Impact
Statement of Comprehensive Income	£000s	£000s	£000s
Operating expenses
Research and development	(8,196)	(8,195)	1
General and administration	(4,658)	(4,654)	4
Operating loss	(9,354)	(9,349)	5
Finance costs	(49)	(60)	(11)
Loss for the period	(8,128)	(8,134)	(6)

1. Basis of Accounting (continued)

Impact on the Unaudited Condensed Consolidated Interim	Original Nine months ended October 31, 2018	Adjusted Nine months ended October 31, 2018	Impact
Statement of Comprehensive Income	£000s	£000s	£000s
Operating expenses
Research and development	(29,634)	(29,640)	(6)
General and administration	(9,319)	(9,309)	10
Operating profit	8,547	8,551	4
Finance costs	(377)	(410)	(33)
Profit for the period	12,686	12,657	(29)

Impact on the Unaudited Condensed Consolidated Interim	Original Nine months ended October 31, 2018	Adjusted Nine months ended October 31, 2018	Impact
Statement of Cash Flows	£000s	£000s	£000s
Profit before income tax	10,956	10,927	(29)
Adjusted for:
Finance costs	377	410	33
Depreciation	233	483	250
Increase in trade and other receivables	(1,661)	(1,654)	7
Decrease in trade and other payables	(3,698)	(3,719)	(21)
Financing activities
Repayment of lease liabilities	—	(240)	(240)
Impact on net cash flows			—